Property and Equipment, Net - Schedule of Flight Equipment, Property and Other Equipment (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	$ 4,881,016	$ 4,649,929
Sale of subsidiaries	7,674
Ending balance	5,313,317	4,881,016
Gross Carrying Amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	6,195,397	5,686,297
Additions	970,072	677,056
Disposals	(170,581)
Disposals/Transfers		(198,973)
Transfers to assets held for sale	(41,402)
Sale of subsidiaries	(12,762)
Revaluation	(20,448)	31,017
Ending balance	6,920,276	6,195,397
Accumulated Depreciation and Amortisation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(1,314,381)	(1,036,368)
Additions	(324,338)	(293,100)
Disposals	53,510	15,087
Impairment	(38,881)
Transfers to assets held for sale	9,573
Sale of subsidiaries	7,558
Ending balance	(1,606,959)	(1,314,381)
Flight Equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	3,984,111	3,797,157
Ending balance	4,215,969	3,984,111
Flight Equipment [member] | Gross Carrying Amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	4,808,885	4,450,572
Additions	516,614	333,202
Disposals	(81,381)
Disposals/Transfers		25,111
Transfers	42
Ending balance	5,244,160	4,808,885
Flight Equipment [member] | Accumulated Depreciation and Amortisation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(824,774)	(653,415)
Additions	(192,581)	(177,262)
Disposals	28,188	5,903
Impairment	(38,881)
Transfers	(143)
Ending balance	(1,028,191)	(824,774)
Capitalized Maintenance [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	284,839	192,838
Ending balance	426,028	284,839
Capitalized Maintenance [member] | Gross Carrying Amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	555,619	383,434
Additions	238,597	171,607
Disposals	(3,632)
Disposals/Transfers		578
Transfers	420
Ending balance	791,004	555,619
Capitalized Maintenance [member] | Accumulated Depreciation and Amortisation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(270,780)	(190,596)
Additions	(95,460)	(81,616)
Disposals	1,264	1,432
Ending balance	(364,976)	(270,780)
Rotable Spare Parts [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	151,507	141,056
Ending balance	168,603	151,507
Rotable Spare Parts [member] | Gross Carrying Amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	219,067	203,545
Additions	30,098	17,271
Disposals	(22,843)
Disposals/Transfers		(1,749)
Transfers	(481)
Ending balance	225,841	219,067
Rotable Spare Parts [member] | Accumulated Depreciation and Amortisation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(67,560)	(62,489)
Additions	(10,742)	(6,642)
Disposals	20,918	1,571
Transfers	146
Ending balance	(57,238)	(67,560)
Aircraft Predelivery Payments [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	159,303	215,097
Ending balance	260,000	159,303
Aircraft Predelivery Payments [member] | Gross Carrying Amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	159,303	215,097
Additions	111,711	119,049
Disposals	(11,014)
Disposals/Transfers		(174,843)
Ending balance	260,000	159,303
Administrative Property [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	147,663	149,371
Ending balance	125,049	147,663
Administrative Property [member] | Gross Carrying Amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	158,217	158,777
Additions	1,615	2,099
Disposals	(3,546)
Disposals/Transfers		(33,676)
Revaluation	(20,448)	31,017
Ending balance	135,838	158,217
Administrative Property [member] | Accumulated Depreciation and Amortisation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(10,554)	(9,406)
Additions	(2,310)	(2,229)
Disposals	2,075	1,081
Ending balance	(10,789)	(10,554)
Other Property, Plant and Equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	153,593	154,410
Ending balance	117,668	153,593
Other Property, Plant and Equipment [member] | Gross Carrying Amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	294,306	274,872
Additions	71,437	33,828
Disposals	(48,165)
Disposals/Transfers		(14,394)
Transfers	19
Transfers to assets held for sale	(41,402)
Sale of subsidiaries	(12,762)
Ending balance	263,433	294,306
Other Property, Plant and Equipment [member] | Accumulated Depreciation and Amortisation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(140,713)	(120,462)
Additions	(23,245)	(25,351)
Disposals	1,065	5,100
Transfers	(3)
Transfers to assets held for sale	9,573
Sale of subsidiaries	7,558
Ending balance	$ (145,765)	$ (140,713)